Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Disclosure of Number and Weighted Average Exercise Prices of Share Options

	Amount of virtual stock	Grant value (i)	Amount of virtual stock (ii)	Fair value of shares (R$) (iii)	Fair value of shares (US$) (iii)
Grants on August 24, 2017	1,930,350	30.5	230,750	5.0	1.0
Grants on April 12, 2018	1,622,986	35.2	314,552	6.8	1.3
Grants on March 12, 2019	1,160,552	22.4	885,237	19.3	3.7
Grants on March 24, 2020	1,401,293	23.8	710,127	15.5	3.0
Grants on November 13, 2020	6,530,000	43.6	2,399,444	52.2	10.0
Grants on March 18, 2021	2,181,442	24.6	591,938	12.9	2.5

At December 31, 2021	14,826,623	180.1	5,132,048	111.7	21.5

	Amount of virtual stock	Grant value (i)	Amount of virtual stock (ii)	Fair value of shares (R$) (iii)	Fair value of shares (US$) (iii)
Grants on March 10, 2016	1,095,720	31.1	115,308	1.0	0.2
Grants on June 09, 2016	55,994	1.1	7,722	0.1	—
Grants on August 25, 2016	70,978	1.1	10,659	0.1	—
Grants on August 24, 2017	1,930,350	30.5	446,656	4.0	0.8
Grants on April 12, 2018	1,622,986	35.2	996,805	9.0	1.7
Grants on March 12, 2019	1,160,552	22.4	613,695	5.5	1.1
Grants on March 24, 2020	1,401,293	23.8	344,679	3.1	0.6
Grants on November 13, 2020	6,530,000	43.6	362,778	3.3	0.6

At December 31, 2020	13,867,873	188.8	2,898,302	26.1	5.0

(i)	Refers to the estimated fair value of total virtual shares to be granted in each grant date.
(ii)	Outstanding virtual shares until December 31, 2021 and December 31, 2020 considering the plan’s vesting period and less the virtual shares already paid to the beneficiaries.
(iii)
Fair value of virtual shares as of December 31, 2021 and December 31, 2020 considering the plan’s vesting period and fair value of Embraer’s shares in the market on each date based on the plan’s requirements.